UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  February 28, 2019

Date of reporting period:  November 30, 2018

Item 1. Schedules of Investments.

Wasmer Schroeder High Yield Municipal Fund
Schedule of Investments
November 30, 2018 (Unaudited)

MUNICIPAL BONDS - 94.68%	Principal Amount	Value
Arizona - 0.97%
La Paz County Industrial Development Authority Revenue Bonds
5.00%, 2/15/2038 (Callable 2/15/2028)	$ 700,000	$ 737,947
California - 4.24%
California Statewide Communities Development Revenue Bonds
5.25%, 12/1/2029 (Callable 12/1/2024)	1,000,000	1,075,030
5.25%, 12/1/2044 (Callable 12/1/2024)	500,000	523,200
Palomar Health California Revenue Bonds
5.00%, 11/1/2028 (Callable 11/1/2026)	1,000,000	1,103,820
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
5.25%, 1/15/2049 (Callable 1/15/2025)	500,000	531,070
		3,233,120
Colorado - 3.10%
Colorado Health Facilities Authority Revenue Bonds
5.00%, 6/1/2042 (Callable 6/1/2027)	1,200,000	1,271,484
Denver Colorado Convention Center Hotel Authority Revenue Bonds
5.00%, 12/1/2033 (Callable 12/1/2026)	1,000,000	1,091,960
		2,363,444
District of Columbia - 2.50%
District of Columbia Revenue Bonds
6.25%, 10/1/2032 (Callable 4/1/2021)	330,000	344,738
6.50%, 10/1/2041 (Callable 4/1/2021)	1,500,000	1,564,065
		1,908,803
Florida - 9.95%
Babcock Ranch Community Independent Special District Revenue Bonds
4.25%, 11/1/2021	290,000	293,155
4.75%, 11/1/2026 (Callable 11/1/2025)	920,000	930,763
5.00%, 11/1/2031 (Callable 11/1/2025)	405,000	405,215
5.25%, 11/1/2046 (Callable 11/1/2025)	265,000	262,687
Capital Trust Agency, Inc. Revenue Bonds
7.50%, 6/1/2048 (Callable 6/1/2028)	2,000,000	2,026,899
Halifax Hospital Medical Center Florida Hospital Revenue Bonds
5.00%, 6/1/2036 (Callable 6/1/2026)	500,000	532,615
Lee County Industrial Development Authority Revenue Bonds
4.50%, 10/1/2032 (Callable 10/1/2022)	500,000	491,885
5.50%, 10/1/2047 (Callable 10/1/2022)	1,000,000	1,054,480
Midtown Miami Community Development District Special Assessment
5.00%, 5/1/2037 (Callable 5/1/2023)	350,000	360,437
Palm Beach County Health Facilities Authority Revenue Bonds
7.25%, 6/1/2034 (Callable 6/1/2022)	1,100,000	1,230,372
		7,588,508

Georgia - 1.38%
Private Colleges & Universities Authority Revenue Bonds
5.00%, 4/1/2044 (Callable 4/1/2024)	1,000,000	1,054,350
Guam - 2.43%
Guam Government Waterworks Authority Revenue Bonds
5.00%, 7/1/2035 (Callable 7/1/2024)	500,000	521,670
Guam Power Authority Revenue Bonds
5.00%, 10/1/2021	495,000	521,359
5.00%, 10/1/2034 (Callable 10/1/2022)	780,000	812,011
		1,855,040
Illinois - 9.21%
Chicago Board of Education General Obligation Bonds
5.00%, 12/1/2046 (Callable 12/1/2028)	1,000,000	966,380
City of Chicago Illinois General Obligation Bonds
5.00%, 1/1/2025	1,285,000	1,365,762
5.50%, 1/1/2039 (Callable 1/1/2025)	1,025,000	1,072,816
City of Chicago Illinois Waterworks Revenue Bonds
5.00%, 11/1/2044 (Callable 11/1/2024)	500,000	531,460
Metropolitan Pier & Exposition Authority Revenue Bonds
5.20%, 6/15/2050 (Callable 6/15/2020)	1,000,000	1,003,620
State of Illinois General Obligation Bonds
5.25%, 7/1/2030 (Callable 7/1/2023)	1,020,000	1,072,357
5.00%, 2/1/2039 (Callable 2/1/2024)	1,000,000	1,014,450
		7,026,845
Iowa - 2.30%
Iowa Higher Education Loan Authority Revenue Bonds
5.00%, 10/1/2037 (Callable 10/1/2025)	1,825,000	1,758,461
Maine - 1.61%
Maine Health & Higher Education Facilities Authority Revenue Bonds
5.00%, 7/1/2024 (Callable 7/1/2023)	850,000	913,062
5.00%, 7/1/2027 (Callable 7/1/2023)	300,000	319,029
		1,232,091
Maryland - 8.16%
Baltimore Maryland Convention Center Revenue Bonds
5.00%, 9/1/2030 (Callable 9/1/2027)	1,115,000	1,230,346
5.00%, 9/1/2031 (Callable 9/1/2027)	1,000,000	1,105,180
Maryland State Economic Development Corp. Student Housing Revenue Bonds
5.00%, 7/1/2039 (Callable 7/1/2025)	1,000,000	1,048,440
Maryland State Economic Development Corp. Transportaion Revenue Bonds
5.00%, 6/1/2035 (Callable 6/1/2028)	1,150,000	1,266,806
Rockville Maryland Mayor & Council Economic Development Revenue Bonds
5.00%, 11/1/2027 (Callable 11/1/2024)	500,000	540,695
5.00%, 11/1/2035 (Callable 11/1/2024)	500,000	520,025
5.00%, 11/1/2042 (Callable 11/1/2024)	500,000	512,990
		6,224,482

Massachusetts - 1.38%
Massachusetts Development Finance Agency Revenue Bonds
5.00%, 7/1/2044 (Callable 7/1/2025)	500,000	527,305
5.125%, 7/1/2044 (Callable 7/1/2024)	500,000	525,290
		1,052,595
Michigan - 1.39%
Michigan Finance Authority Revenue Bonds
5.00%, 7/1/2044 (Callable 7/1/2024)	1,000,000	1,058,130
Minnesota - 8.08%
Southcentral Minnesota Multi-County Housing & Redevelopment Authority Revenue Bonds
4.16%, 2/1/2000 (a)	15,000	9,150
4.16%, 2/1/2002 (a)	30,000	18,300
4.16%, 2/1/2005 (a)	20,000	12,200
4.16%, 2/1/2006 (a)	20,000	12,200
4.16%, 2/1/2007 (a)	65,000	39,650
4.16%, 6/1/2008 (a)	10,000	6,100
4.16%, 2/1/2017 (a)	450,000	274,500
4.16%, 2/1/2025 (a)	9,500,000	5,795,000
		6,167,100
New Jersey - 5.63%
City of Atlantic City New Jersey General Obligation Bonds
5.00%, 3/1/2042 (Callable 3/1/2027) (BAM Insured)	550,000	592,735
New Jersey Economic Development Authority School Facilities Revenue Bonds
5.00%, 6/15/2025	500,000	549,820
5.00%, 6/15/2034 (Callable 6/15/2024)	1,000,000	1,047,130
New Jersey Transportation Trust Fund Authority Revenue Bonds
4.625%, 6/15/2030 (Callable 6/15/2025)	1,000,000	1,046,070
South Jersey Transportation Authority Revenue Bonds
5.00%, 11/1/2039 (Callable 11/1/2024)	1,000,000	1,060,760
		4,296,515
New York - 2.13%
Brooklyn Arena Local Development Corp. Revenue Bonds
4.00%, 7/15/2031 (Callable 1/15/2027) (AGM Insured)	500,000	522,910
New York Transportation Development Corp. Revenue Bonds
5.00%, 1/1/2031 (Callable 1/1/2028)	1,000,000	1,104,280
		1,627,190
Oklahoma - 1.41%
Oklahoma Development Finance Authority Revenue Bonds
5.50%, 8/15/2057 (Callable 8/15/2028)	1,000,000	1,077,830
Oregon - 2.36%
Clackamas County Hospital Facility Authority Revenue Bonds
5.00%, 11/15/2032 (Callable 11/15/2025)	700,000	754,929
5.00%, 11/15/2052 (Callable 11/15/2025)	1,000,000	1,042,450
		1,797,379
Pennsylvania - 3.50%
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
5.00%, 5/1/2042 (Callable 5/1/2028)	1,500,000	1,561,620
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds
5.00%, 6/1/2035 (Callable 6/1/2028)	500,000	550,365

Philadelphia Gas Works Co. Revenue Bonds
5.00%, 10/1/2032 (Callable 10/1/2026)	500,000	556,715
		2,668,700
Puerto Rico - 6.88%
Commonwealth of Puerto Rico General Obligation Bonds
5.50%, 7/1/2020 (NATL Insured)	665,000	680,568
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5.00%, 7/1/2028 (Callable 12/31/2018) (AGC Insured)	1,020,000	1,056,118
Puerto Rico Electric Power Authority Revenue Bonds
5.00%, 7/1/2022 (Callable 12/31/2018) (NATL Insured)	555,000	558,423
5.00%, 7/1/2023 (Callable 12/31/2018) (NATL Insured)	180,000	180,754
5.00%, 7/1/2024 (Callable 12/31/2018) (NATL Insured)	420,000	421,609
5.00%, 7/1/2024 (Callable 12/31/2018) (AGM Insured)	450,000	467,411
Puerto Rico Highways & Transportation Authority Revenue Bonds
4.75%, 7/1/2038 (Callable 12/31/2018) (NATL Insured)	1,000,000	961,730
Puerto Rico Municipal Finance Agency Revenue Bonds
5.25%, 8/1/2022 (AGC Insured)	870,000	925,811
		5,252,424
South Carolina - 2.08%
South Carolina Public Service Authority Revenue Bonds
5.00%, 12/1/2037 (Callable 12/1/2026)	500,000	536,740
5.00%, 12/1/2056 (Callable 12/1/2026)	1,000,000	1,047,610
		1,584,350
Tennessee - 1.41%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
5.00%, 10/1/2035 (Callable 10/1/2025)	500,000	530,190
Chattanooga Tennessee Health, Educational, and Student Housing Facility Board Revenue Bonds
5.00%, 10/1/2029 (Callable 10/1/2025)	500,000	546,745
		1,076,935
Texas - 4.80%
Austin Convention Enterprises, Inc. Revenue Bonds
5.00%, 1/1/2032 (Callable 1/1/2027)	575,000	618,436
5.00%, 1/1/2034 (Callable 1/1/2027)	850,000	905,717
Central Texas Regional Mobility Authority Revenue Bonds
5.00%, 1/1/2046 (Callable 1/1/2026)	1,000,000	1,066,770
Central Texas Turnpike System Revenue Bonds
5.00%, 8/15/2034 (Callable 8/15/2024)	1,000,000	1,070,950
		3,661,873
Vermont - 1.07%
City of Burlington Vermont Airport Revenue Bonds
4.00%, 7/1/2028 (Callable 7/1/2022)	795,000	817,395
Virginia - 1.33%
City of Chesapeake Virginia Expressway Toll Road Revenue Bonds
4.125%, 7/15/2042 (Callable 7/15/2022)	510,000	502,034
5.00%, 7/15/2047 (Callable 7/15/2022)	500,000	516,140
		1,018,174

	Washington - 4.02%
	Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds
	4.50%, 9/1/2022	190,000	192,470
	5.25%, 9/1/2032 (Callable 9/1/2022)	1,000,000	1,010,050
	Skagit County Public Hospital District No. 1 Revenue Bonds
	5.00%, 12/1/2022	750,000	812,288
	4.00%, 12/1/2026	500,000	526,055
	5.00%, 12/1/2037 (Callable 12/1/2023)	500,000	525,200
			3,066,063
	Wisconsin - 1.36%
	Wisconsin Health & Educational Facilities Authority Revenue Bonds
	5.25%, 12/1/2049 (Callable 12/1/2022)	1,000,000	1,034,230
	TOTAL MUNICIPAL BONDS (Cost $70,458,889)		72,239,974

	MONEY MARKET FUND - 5.27%
	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 2.10% (b)	4,019,230	4,019,230
	TOTAL MONEY MARKET FUND (Cost $4,019,230)		4,019,230

	Total Investments (Cost $74,478,119) - 99.95%		76,259,204
	Other Assets in Excess of Liabilities - 0.05%		38,049
	TOTAL NET ASSETS - 100.00%		$ 76,297,253

	Scheduled principal and interest payments are guaranteed by the following bond insurers.
	AGC - Assured Guaranty Corp.
	AGM - Assured Guaranty Municipal Corp.
	BAM - Build America Mutual
	NATL - National Public Finance Guarantee
	The insurance does not guarantee the market value of the municipal bonds.

(a)	The securities are in default and are not making full payments of interest and principal when due. The securities are making semi-annual distributions of variable amounts of cash flow. These amounts are determined by factors including, but not limited to, property occupancy levels, per unit rental rates and capital reinvestment expenses. The coupon accrual rate being utilized by the Fund is reviewed annually for consistency by the portfolio manager and will generally be based upon 50-150% of prior period distributions, depending on changes in the previously mentioned factors.
(b)	Rate shown is the 7-day annualized yield at November 30, 2018.

Wasmer Schroeder High Yield Municipal Fund
Notes to the Schedule of Investments
November 30, 2018 (Unaudited)

Note 1 – Securities Valuation

The Wasmer Schroeder High Yield Municipal Fund’s (the “Fund”) investments in securities are carried at their fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Debt securities are valued at their bid prices furnished by an independent pricing service using valuation methods that are designed to represent fair value.  These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of November 30, 2018, the Fund held illiquid securities with a value of $6,167,100 or 8.08% of total net assets.

Information concerning these illiquid securities is as follows:

	PAR	Dates Acquired	Cost Basis
Southcentral Minnesota Multi-County Housing & Redevelopment Authority, due 2000-2025	$10,110,000	9/04 – 2/14	$4,433,456

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2018:

	Level 1	Level 2	Level 3	Total
Municipal Securities	$ -	$ 72,239,974	$ -	$ 72,239,974
Money Market Fund	4,019,230	-	-	4,019,230
Total Investments	$ 4,019,230	$ 72,239,974	$ -	$ 76,259,204

Refer to the Fund’s schedule of investments for additional information. Transfers between levels are recognized at November 30, 2018, the end of the reporting period.  There were no transfers between levels during the period ended November 30, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
                                          Jeffrey T. Rauman, President/Chief Executive Officer/
                                          Principal Executive Officer

Date                                                   1/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/
Principal Executive Officer

Date                                                   1/29/19

By (Signature and Title)* /s/ Cheryl L. King
                                         Cheryl L. King, Vice President/Treasurer/
                                          Principal Financial Officer

Date                                                   1/17/19

* Print the name and title of each signing officer under his or her signature.